Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Entity Registrant Name	ImmunoCellular Therapeutics, Ltd.
Entity Central Index Key	0000822411
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 8,551,433	$ 5,319,776	$ 331,353
Short-term Investments			1,075,903
Other assets	245,767	24,033	21,903
Total current assets	8,797,200	5,343,809	1,429,159
Property and equipment, net	63,763	12,367	5,428
Deferred financing costs			30,282
Other assets	27,825	8,974	7,847
Total assets	8,888,788	5,365,150	1,472,716
Liability and Shareholders' Equity (Deficit)
Accounts payable	248,701	171,065	225,601
Accrued liabilities	605,941	276,384	150,120
Total current liabilities	854,642	447,449	375,721
Warrant liabilities	3,541,078	2,581,871
Commitments and contingencies (note 5)
Shareholders' equity:
Preferred stock
Common stock	2,859	2,221	1,487
Additional paid in capital	31,665,181	25,341,679	15,859,322
Promissory note	0	(54,282)	(52,668)
Deficit accumulated during the development stage	(27,174,972)	(22,953,788)	(14,711,146)
Total shareholders' equity	4,493,068	2,335,830	1,096,995
Total liabilities and shareholders' equity	$ 8,888,788	$ 5,365,150	$ 1,472,716

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Balance Sheets [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	74,000,000	74,000,000	74,000,000
Common stock, shares issued	28,589,468	22,213,602	14,867,842
Common stock, shares outstanding	28,589,468	22,213,602	14,867,842
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares outstanding		0	0

Statements Of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			82 Months Ended	91 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Sep. 30, 2011
Condensed Statements Of Operations [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0		$ 300,000		$ 300,000	$ 300,000
Expenses:
Research and development	1,241,165	1,126,733	3,016,562	1,815,689	2,292,630	962,526	1,296,772	5,560,267	8,576,829
Merger costs	0	0	0	0				73,977	73,977
Stock-based compensation	324,283	209,431	958,121	541,675	807,853	308,303	513,357	7,029,872	7,987,994
General and administrative	634,241	495,292	1,767,852	1,586,930	2,035,526	1,677,421	1,366,146	6,544,723	8,312,574
Total expenses	2,199,689	1,831,456	5,742,535	3,944,294	5,136,009	2,948,250	3,176,275	19,208,839	24,951,374
Loss before other income (expense) and income taxes	(2,199,689)	(1,831,456)	(5,742,535)	(3,944,294)	(5,136,009)	(2,648,250)	(3,176,275)	(18,908,839)	(24,651,374)
Other income:
Interest income	1,123	1,012	3,768	2,572	4,105	22,045	116,545	334,789	338,557
Change in fair value of warrant liability	2,286,478	635,014	1,517,583	311,324	(1,018,238)			(2,287,238)	(769,655)
Income (loss) before income taxes	87,912	(1,195,430)	(4,221,184)	(3,630,398)	(6,150,142)	(2,626,205)	(3,059,730)	(20,861,288)	(25,082,472)
Income taxes	0	0	0	0					0
Net income (loss)	87,912	(1,195,430)	(4,221,184)	(3,630,398)	(6,150,142)	(2,626,205)	(3,059,730)	(20,861,288)	(25,082,472)
Deemed dividend on redemption of preferred stock	0	0	0	(954,750)	(2,092,500)			(2,092,500)	(2,092,500)
Net income (loss) attributable to common stock	$ 87,912	$ (1,195,430)	$ (4,221,184)	$ (4,585,148)	$ (8,242,642)	$ (2,626,205)	$ (3,059,730)	$ (22,953,788)	$ (27,174,972)
Income (loss) per share:
Basic	$ 0	$ (0.06)	$ (0.16)	$ (0.25)					$ (2.11)
Diluted	$ 0	$ (0.06)	$ (0.16)	$ (0.25)					$ (2.11)
Basic and diluted					$ (0.43)	$ (0.19)	$ (0.24)	$ (2.03)
Weighted average number of shares:
Basic	28,497,656	21,049,211	27,061,685	18,416,046					12,853,575
Diluted	33,752,060	21,049,211	27,061,685	18,416,046					12,853,575
Basic and diluted					19,188,541	13,719,991	12,540,301	11,295,755

Statements Of Shareholders' Equity (USD $)	Common Stock 0.19 Per Share [Member] Preferred Stock [Member]	Common Stock 0.19 Per Share [Member] Common Stock [Member]	Common Stock 0.19 Per Share [Member] Additional Paid-In Capital [Member]	Common Stock 0.19 Per Share [Member] Promissory Note [Member]	Common Stock 0.19 Per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock 0.19 Per Share [Member]	Common Stock 0.32 Per Share [Member] Preferred Stock [Member]	Common Stock 0.32 Per Share [Member] Common Stock [Member]	Common Stock 0.32 Per Share [Member] Additional Paid-In Capital [Member]	Common Stock 0.32 Per Share [Member] Promissory Note [Member]	Common Stock 0.32 Per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock 0.32 Per Share [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Common Stock [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Promissory Note [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Research and Development 0.53 per Share [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Common Stock [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Promissory Note [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Research and Development 0.65 per Share [Member]	Common Stock Issued for Services 0.90 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Services 0.90 per Share [Member] Common Stock [Member]	Common Stock Issued for Services 0.90 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Services 0.90 per Share [Member] Promissory Note [Member]	Common Stock Issued for Services 0.90 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Services 0.90 per Share [Member]	Common Stock Issued for Services 1.06 per Share [Member] Preferred Stock [Member]	Common Stock Issued for Services 1.06 per Share [Member] Common Stock [Member]	Common Stock Issued for Services 1.06 per Share [Member] Additional Paid-In Capital [Member]	Common Stock Issued for Services 1.06 per Share [Member] Promissory Note [Member]	Common Stock Issued for Services 1.06 per Share [Member] Deficit Accumulated During The Development Stage [Member]	Common Stock Issued for Services 1.06 per Share [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Promissory Note [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Feb. 24, 2004																																					$ 0	$ 10	$ 87	$ 0	$ 0	$ 97
Balance, shares at Feb. 24, 2004																																					0	6,256,500
Common stock issued for cash																																					0	15	135	0	0	150
Common stock issued for cash, shares																																						193,500
Net loss																																					0	0	0	0	(11,741)	(11,741)
Balance at Dec. 31, 2004																																					0	25	222	0	(11,741)	(11,494)
Balance, shares at Dec. 31, 2004																																					0	6,450,000
Common stock issued for cash	0	659	74,341	0	0	75,000	0	16	49,984	0	0	50,000
Common stock issued for cash, shares		387,000						154,800
Common stock issued for research and development																																					0	15	152,745	0	0	152,760
Common stock issued for research and development, shares																																						154,800
Net loss																																					0	0	0	0	(246,004)	(246,004)
Balance at Dec. 31, 2005																																					0	715	277,292	0	(257,745)	20,262
Balance, shares at Dec. 31, 2005																																					0	7,146,600
Common stock issued for services																																					0	7	36,539	0	0	36,546
Common stock issued for services, shares																																						73,093
Common stock issued for cash in private placements net of redemptions																																					0	151	549,249	0	0	549,400
Common stock issued for cash in private placements net of redemptions, shares																																						1,510,000
Common stock issued for research and development																																					0	69	693,931	0	0	694,000
Common stock issued for research and development, shares																																						694,000
Shares issued in connection with reverse merger																																					0	83	(83)	0	0	0
Shares issued in connection with reverse merger, shares																																						825,124
Shares cancelled in connection with the sale of Optical Molecular Imaging, Inc.																																					0	(206)	(64,794)	0	0	(65,000)
Shares cancelled in connection with the sale of Optical Molecular Imaging, Inc., shares																																						(2,059,100)
Exercise of stock options																																					0	1	3,521	0	0	3,522
Exercise of stock options, shares																																						10,062
Stock based compensation (options)																																					0	0	4,103,645	0	0	4,103,645
Net loss																																					0	0	0	0	(5,152,713)	(5,152,713)
Balance at Dec. 31, 2006																																					0	820	5,599,300	0	(5,410,458)	189,662
Balance, shares at Dec. 31, 2006																																					0	8,199,779
Common stock issued for cash in private placements net of redemptions																																					0	353	4,892,133	0	0	4,892,486
Common stock issued for cash in private placements net of redemptions, shares																																						3,531,603
Exercise of stock options																																					0	5	(5)	0	0	0
Exercise of stock options, shares																																						51,111
Reclassification of warrant derivative liability																																					0	0	2,233,600	0	0	2,233,600
Stock based compensation (options)																																					0	0	1,296,714	0	0	1,296,714
Net loss																																					0	0	0	0	(3,614,753)	(3,614,753)
Balance at Dec. 31, 2007																																					0	1,178	14,021,742	0	(9,025,211)	4,997,709
Balance, shares at Dec. 31, 2007																																					0	11,782,493
Common stock issued for research and development													0	80	423,920	0	0	424,000	0	10	64,990	0	0	65,000																		489,000
Common stock issued for research and development, shares														800,000						100,000
Stock based compensation (options)																																					0	0	513,357	0	0	513,357
Net loss																																					0	0	0	0	(3,059,730)	(3,059,730)
Balance at Dec. 31, 2008																																					0	1,268	15,024,009	0	(12,084,941)	2,940,336
Balance, shares at Dec. 31, 2008																																					0	12,682,493
Exercise of stock options																																					0	22	64,460	(52,668)	0	11,814
Exercise of stock options, shares																																						214,357
Stock based compensation (options)																																					0	0	308,302	0	0	308,302
Exercise of warrants																																					0	197	462,551	0	0	462,748
Exercise of warrants, shares																																						1,970,992
Net loss																																					0	0	0	0	(2,626,205)	(2,626,205)
Balance at Dec. 31, 2009																																					0	1,487	15,859,322	(52,668)	(14,711,146)	1,096,995
Balance, shares at Dec. 31, 2009																																					0	14,867,842
Common stock issued for services																									0	6	53,994	0	0	54,000	0	0	8,156	0	0	8,156
Common stock issued for services, shares																										60,000						7,694
Exercise of stock options																																					0	5	26,495	0	0	26,500
Exercise of stock options, shares																																						50,000
Stock based compensation (options)																																					0	0	745,697	0	0	745,697
Common stock and warrants issued for cash net of offering costs																																					0	423	3,248,315	0	0	3,248,738
Common stock and warrants issued for cash net of offering costs, shares																																						4,230,910
Preferred stock and warrants issued for cash net of offering costs																																					0	0	0	0	0	0
Preferred stock and warrants issued for cash net of offering costs, shares																																					400	0
Exercise of warrants in exchange for promissory note																																					0	270	5,399,730	(5,400,000)	0	0
Exercise of warrants in exchange for promissory note, shares																																						2,700,000
Redemption of preferred stock for repayment of promissory note																																					0	0	0	5,400,000	(2,092,500)	3,307,500
Redemption of preferred stock for repayment of promissory note, shares																																					(400)
Cashless exercise of stock options																																					0	30	(30)	0	0	0
Cashless exercise of stock options, shares																																						297,156
Interest on promissory note																																					0	0	0	(1,614)	0	(1,614)
Net loss																																					0	0	0	0	(6,150,142)	(6,150,142)
Balance at Dec. 31, 2010																																					0	2,221	25,341,679	(54,282)	(22,953,788)	2,335,830
Balance, shares at Dec. 31, 2010																																					0	22,213,602
Common stock issued for research and development																																										0
Exercise of stock options																																					0	38	382,642	0	0	382,680
Exercise of stock options, shares																																						376,000
Stock based compensation (options)																																					0	12	958,109	0	0	958,121
Stock based compensation, shares																																						119,037
Exercise of warrants																																										0
Common stock and warrants issued for cash net of offering costs																																					0	522	4,982,817	0	0	4,983,339
Common stock and warrants issued for cash net of offering costs, shares																																						5,219,768
Exercise of warrants in exchange for promissory note																																										0
Redemption of preferred stock for repayment of promissory note																																										0
Cashless exercise of stock options																																					0	66	(66)	0	0	0
Cashless exercise of stock options, shares																																						661,061
Interest on promissory note																																					0	0	0	(352)	0	(352)
Redemption of promissory note																																					0	0	0	54,634	0	54,634
Net loss																																					0	0	0	0	(4,221,184)	(4,221,184)
Balance at Sep. 30, 2011																																					$ 0	$ 2,859	$ 31,665,181	$ 0	$ (27,174,972)	$ 4,493,068
Balance, shares at Sep. 30, 2011																																					0	28,589,468

Condensed Statements Of Shareholders' Equity (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2005 Common Stock 0.19 Per Share [Member]	Dec. 31, 2005 Common Stock 0.32 Per Share [Member]	Dec. 31, 2008 Common Stock Issued for Research and Development 0.53 per Share [Member]	Dec. 31, 2008 Common Stock Issued for Research and Development 0.65 per Share [Member]	Dec. 31, 2010 Common Stock Issued for Services 0.90 per Share [Member]	Dec. 31, 2010 Common Stock Issued for Services 1.06 per Share [Member]
Initial capitalization, per share						$ 0.00002
Common stock issued for cash, per share						$ 0.00078	$ 0.19	$ 0.32
Common stock issued for services, per share				$ 0.5							$ 0.9	$ 1.06
Common stock issued for research and development, per share				$ 1	$ 0.99				$ 0.53	$ 0.65
Common stock issued for cash in private placements, per share			$ 1.5	$ 1
Common stock and warrants issued for cash, per share	$ 1.55	$ 1
Preferred stock and warrants issued for cash, per share		$ 10,000

Condensed Statements Of Cash Flows (USD $)	9 Months Ended		12 Months Ended			82 Months Ended	91 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010	Sep. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,221,184)	$ (3,630,398)	$ (6,150,142)	$ (2,626,205)	$ (3,059,730)	$ (20,861,288)	$ (25,082,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,712	2,725	3,633	3,397	2,075	9,105	22,817
Interest accrued on promissory note	1,264	(1,264)	(1,264)			(1,264)	0
Change in fair value of warrant liability	(1,517,583)	(311,324)	1,018,238			2,287,238	769,655
Stock-based compensation	958,121	541,675	745,697	308,303	513,357	6,967,716	7,925,487
Common stock issued for services	0	0	62,156			98,703	98,703
Common stock issued for research and development	0	0			489,000	1,335,760	1,335,760
Changes in assets and liabilities:
Other assets	(240,585)	(91,632)	(3,256)	(24,951)	(5,440)	(63,288)	(303,873)
Accounts payable	77,636	104,148	(54,886)	92,652	102,753	170,715	248,701
Accrued liabilities	329,557	73,928	126,264	95,023	12,538	276,384	605,941
Net cash used in operating activities	(4,599,062)	(3,312,142)	(4,253,560)	(2,151,781)	(1,945,447)	(9,780,219)	(14,379,281)
Cash flows from investing activities:
Sale (purchase) of short-term investments, net			1,075,903	1,924,097	(3,000,000)
Purchase of property and equipment	(65,108)	0	(10,572)	(813)	(10,087)	(61,472)	(126,580)
Cash paid for sale of Optical Molecular Imaging, Inc.	0	0				(25,000)	(25,000)
Net cash provided by (used in) investing activities	(65,108)	0	1,065,331	1,923,284	(3,010,087)	(86,472)	(151,580)
Cash flows from financing activities:
Exercise of stock options	382,680	0	26,500	11,812		41,834	424,514
Exercise of warrants	0	0		462,748		462,748	462,748
Payments on promissory note receivable	53,018	0					53,018
Proceeds from issuance of common stock and warrants under private placements, net of offering costs	7,460,129	4,370,994	4,370,994			10,777,480	18,237,609
Proceeds from issuance of preferred stock and warrants, net of offering costs	0	3,779,158	3,779,158			3,779,158	3,779,158
Proceeds from issuance of common stock	0	0				125,247	125,247
Net cash provided by financing activities	7,895,827	8,150,152	8,176,652	474,560		15,186,467	23,082,294
Increase (decrease) in cash and cash equivalents	3,231,657	4,838,010	4,988,423	246,063	(4,955,534)	5,319,776	8,551,433
Cash and cash equivalents, beginning of period	5,319,776	331,353	331,353	85,290	5,040,824
Cash and cash equivalents, end of period	8,551,433		5,319,776	331,353	85,290	5,319,776	8,551,433
Cash and cash equivalents, beginning of period	5,319,776	1,407,256	1,407,256			0	0
Cash and cash equivalents, end of period	8,551,433	6,245,266	5,319,776	1,407,256		5,319,776	8,551,433
Supplemental cash flows disclosures:
Interest expense paid	0	0					0
Income taxes paid	0	0					0
Supplemental non-cash financing disclosures:
Exercise of warrants in exchange for promissory note	0	3,350,000	0				3,350,000
Redemption of preferred stock for repayment of promissory note	0	3,350,000	3,307,500				3,350,000
Deemed dividend on redemption of preferred stock	$ 0	$ 954,750	$ 2,092,500			$ 2,092,500	$ 2,092,500

Nature Of Organization And Development Stage Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Nature Of Organization And Development Stage Operations [Abstract]
Nature Of Organization And Development Stage Operations
1.	Nature of Organization and Development Stage Operations

ImmunoCellular Therapeutics, Ltd. (the Company) is a development stage company that is seeking to develop and commercialize new therapeutics to fight cancer using the immune system.

Since the Company's inception on February 25, 2004, the Company has been primarily engaged in the acquisition of certain intellectual property, together with development of its product candidates and the recent clinical testing activities for one of its vaccine product candidates, and has not generated any recurring revenues. As a result, the Company has incurred operating losses and, as of September 30, 2011, the Company had an accumulated deficit of $27,174,972. The Company expects to incur significant research, development and administrative expenses before any of its products can be launched and recurring revenues generated.

Interim Results

The accompanying condensed financial statements at September 30, 2011 and for the three and nine month periods ended September 30, 2010 and 2011 and for the period February 25, 2004 (inception) to September 30, 2011 are unaudited, but include all adjustments, consisting of normal recurring entries, which the Company's management believes to be necessary for a fair presentation of the periods presented. Interim results are not necessarily indicative of results for a full year. Balance sheet amounts as of December 31, 2010 have been derived from our audited financial statements as of that date.

The financial statements included herein have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the U.S. have been condensed or omitted pursuant to such rules and regulations. The financial statements should be read in conjunction with the Company's audited financial statements in its Form 10-K for the year ended December 31, 2010. The Company's operating results will fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results in future periods.

1. Nature of Organization and Development Stage Operations

ImmunoCellular Therapeutics, Ltd. (the Company) is a development stage company that is seeking to develop and commercialize new therapeutics to fight cancer using the immune system.

In February 2008, the Company entered into an Agreement with Molecular Discoveries LLC ("Molecular Discoveries"), covering the Company's acquisition of certain monoclonal antibody related technology owned by Molecular Discoveries and completed the acquisition of the technology on that date. The Molecular Discoveries agreement also was acknowledged and agreed to by Dr. Cohava Gelber, an inventor of the technology acquired by the Company under this agreement and an equity owner of Molecular Discoveries.

The technology acquired under the Molecular Discoveries agreement and now owned by the Company consists of (i) a platform technology referred to by Molecular Discoveries as DIAAD for the potentially rapid discovery of monoclonal antibodies to detect and treat cancer and other chronic diseases and (ii) certain monoclonal antibody candidates for the potential detection and treatment of multiple myeloma, small cell lung, pancreatic and ovarian cancers. The monoclonal antibodies are covered by issued patents and pending patent applications in the fields of multiple myeloma, small cell lung and ovarian cancers.

As provided in the Molecular Discoveries agreement, the consideration for the intellectual property and related assets comprising the technology acquired by the Company consisted of (i) the issuance of 800,000 shares of the Company's common stock to Molecular Discoveries and (ii) the reimbursement by the Company to Molecular Discoveries or its managing member of $250,000 of previously incurred patent expenses. Molecular Discoveries has agreed that it will not publicly resell more than 100,000 shares in any 90-day period.

Since the Company's inception on February 25, 2004, the Company has been primarily engaged in the acquisition of certain intellectual property, together with development of its product candidates and the recent clinical testing activities for one of its vaccine product candidates, and has not generated any recurring revenues. As a result, the Company has incurred operating losses and, as of December 31, 2010, the Company had an accumulated deficit of $22,953,788. The Company expects to incur significant research, development and administrative expenses before any of its products can be launched and recurring revenues generated.

Summary Of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Development Stage Enterprise – The Company is a development stage enterprise and is devoting substantially all our present efforts to research and development. All losses accumulated since inception are considered part of the Company's development stage activities.

Liquidity – As of September 30, 2011, the Company had working capital of $7,942,558, compared to working capital of $4,896,360 as of December 31, 2010. The estimated cost of completing the development of either of our current vaccine product candidates and of obtaining all required regulatory approvals to market either of those product candidates is substantially greater than the amount of funds the Company currently has available. However, the Company believes that its existing cash balances are sufficient for its currently planned level of operations for at least the next twelve months, although there is no assurance that such proceeds will be sufficient for this purpose.

Cash and cash equivalents – The Company considers all highly liquid instruments with an original maturity of 90 days or less to be cash equivalents. As of December 31, 2010 and September 30, 2011, the Company had $4,500,000 and $8,437,735, respectively, of certificates of deposit. The Company places its cash and cash equivalents with high credit quality financial institutions. However, from time to time such cash balances may be in excess of the FDIC insurance limit of $250,000. As of September 30, 2011, all of our securities were fully covered by FDIC insurance and mature within the next three months. . They are classified as held-to-maturity and are measured at cost since the Company has the intent and ability to hold these securities to maturity.

Property and Equipment – Property and equipment are stated at cost and depreciated using the straight-line methods based on the estimated useful lives (generally three to five years) of the related assets. Computer and computer equipment are depreciated over 3 years. Management continuously monitors and evaluates the realizability of recorded long-lived assets to determine whether their carrying values have been impaired. The Company records impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the nondiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. Any impairment loss is measured by comparing the fair value of the asset to its carrying amount. Repairs and maintenance costs are expensed as incurred.

Research and Development Costs – Research and development expenses consist of costs incurred for direct research and development and are expensed as incurred.

Stock Based Compensation – The Company records the cost for all share-based payment transactions in the Company's condensed financial statements.

Stock option grants issued prior to March 31, 2011 to employees and officers and directors were valued using the Black-Scholes pricing model. Stock option grants made subsequent to March 31, 2011 were valued using the binomial lattice simulation model. The following assumptions were used to value the grants:

	Nine Months Ended September 30, 2010	Nine Months Ended September 30, 2011
Risk-free interest rate	1.24%	1.53% to 2.43%
Expected dividend yield	None	None
Expected term	3.67 years	6.68 years
Expected volatility	102.0%	58.8% to 79.3%

The weighted-average grant-date fair value of options granted during the nine months ended September 30, 2010 and 2011 was $0.62 and $1.10, respectively.

The risk-free interest rate used in the Black-Scholes valuation method is based on the implied yield currently available in U.S. Treasury securities at maturity with an equivalent term. The Company has not declared or paid any dividends and does not currently expect to do so in the future. The expected term of options represents the period that our stock-based awards are expected to be outstanding and was determined based on projected holding periods for the remaining unexercised shares. Consideration was given to the contractual terms of our stock-based awards, vesting schedules and expectations of future employee behavior. Expected volatility is based on market prices of traded options for comparable entities within our industry.

The Company's stock price volatility and option lives involve management's best estimates, both of which impact the fair value of the option calculated under the Black-Scholes and binomial lattice methodologies and, ultimately, the expense that will be recognized over the life of the option.

When options are exercised, our policy is to issue previously unissued shares of common stock to satisfy share option exercises. As of September 30, 2011, the Company had approximately 44.8 million shares of authorized but unissued common stock.

No tax benefits were attributed to the stock-based compensation expense because a valuation allowance was maintained for substantially all net deferred tax assets.

Income Taxes – The Company accounts for federal and state income taxes under the liability method, with a deferred tax asset or liability determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by the enacted tax rates. The Company's provision for income taxes represents the amount of taxes currently payable, if any, plus the change in the amount of net deferred tax assets or liabilities. A valuation allowance is provided against net deferred tax assets if recoverability is uncertain on a more likely than not basis. The Company recognizes in its financial statements the impact of an uncertain tax position if the position will more likely than not be sustained upon examination by a taxing authority, based on the technical merits of the position. The Company's policy is to recognize interest related to unrecognized tax benefits as interest expense and penalties as operating expenses. The Company is not currently under examination by any taxing authority nor has it been notified of an impending examination. The Company's tax returns for the years ended December 31, 2010, 2009, 2008 and 2007 remain open for possible review.

The Company recognizes interest and penalties for uncertain tax positions in income tax expense. Upon adoption and as of September 30, 2011, the Company had no interest and penalty accrual or expense.

Fair Value of Financial Instruments – The carrying amounts reported in the condensed balance sheets for cash, cash equivalents, short-term investments and accounts payable approximate their fair values due to their quick turnover.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about the future outcome of current transactions which may affect the reporting and disclosure of these transactions. Accordingly, actual results could differ from those estimates used in the preparation of these financial statements.

Basic and Diluted Loss per Common Share – Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents (which consist of options and warrants) are excluded from the computation of diluted loss per share for the three and nine months ended September 30, 2010 and the nine months ended September 30, 2011, since the effect would be antidilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled 40,263,169 shares and 41,395,680 shares at September 30, 2010 and 2011, respectively.

Recently Issued Accounting Standards – In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-4, which amends the Fair Value Measurements Topic of the Accounting Standards Codification (ASC) to help achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. ASU No. 2011-4 does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the ASU as required. The ASU will affect the Company's fair value disclosures, but will not likely affect the Company's results of operations, financial condition or liquidity.

In June 2011, the FASB issued ASU No. 2011-5, which amends the Comprehensive Income Topic of the ASC. The ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity, and instead requires consecutive presentation of the statement of net income and other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU No. 2011-5 is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the ASU as required. It will likely have no affect on the Company's results of operations, financial condition or liquidity.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the American Institute of Certified Public Accountants, and the Securities Exchange Commission (the "SEC") did not or are not believed by management to have a material impact on the Company's present or future condensed financial statements.

2. Summary of Significant Accounting Policies

Development Stage Enterprise – We are a development stage enterprise as defined by Financial Accounting Standard Board's Topic 915, "Accounting and Reporting by Development Stage Enterprises." We are devoting substantially all our present efforts to research and development. All losses accumulated since inception are considered part of our development stage activities.

Liquidity – As of December 31, 2010, we had working capital of $4,896,360, compared to working capital of $1,053,438 as of December 31, 2009. The estimated cost of completing the development of either of our current vaccine product candidates and of obtaining all required regulatory approvals to market either of those product candidates is substantially greater than the amount of funds we currently have available. However, we believe that our existing cash balances, together with the $8 million in proceeds, before offering costs, from our February 2011 private placement and potential proceeds under our preferred stock purchase arrangement with Socius Capital Group, LLC, will be sufficient to fund our currently planned level of operations through at least the third quarter of 2012, although there is no assurance that such proceeds will be sufficient for this purpose.

Cash and cash equivalents – The Company considers all highly liquid debt instruments with an original maturity of 90 days or less to be cash equivalents. As of December 31, 2009 and December 31, 2010, the Company had $0 and $4,500,000, respectively, of certificates of deposit with an original maturity of 90 days or less. These securities were fully covered by FDIC insurance.

Short-Term Investments – As of December 31, 2009 and December 31, 2010, the Company had $1,075,903 and $0, respectively, of certificates of deposit which mature within an original maturity of six months. These securities were fully covered by FDIC insurance. They are classified as held-to-maturity and under ASC Topic 320, "Investments in Debt Securities," are measured at cost since the Company has the intent and ability to hold these securities to maturity.

Property and Equipment – Property and equipment are stated at cost and depreciated using the straight-line methods based on the estimated useful lives (generally three to five years) of the related assets. Computer and computer equipment are depreciated over 3 years. Management continuously monitors and evaluates the realizability of recorded long-lived assets to determine whether their carrying values have been impaired. The Company records impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the nondiscounted cash flows estimated to be generated by those assets are less than the carrying amount of those assets. Any impairment loss is measured by comparing the fair value of the asset to its carrying amount. Repairs and maintenance costs are expensed as incurred.

Research and Development Costs – Research and development expenses consist of costs incurred for direct research and development and are expensed as incurred. On November 10, 2010, the Company received a grant under the Patent Protection and Affordable Care Act of 2010. The grant, which totaled $244,479, will be used to fund ongoing projects, including the continued development of ICT-107 and was recorded as an offset to research and development costs for fiscal year end December 31, 2010.

Stock Based Compensation – Stock-based compensation expense is estimated as of the grant date based on the fair value of the award. The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options and quoted market prices of our common stock to estimate fair value of restricted stock. The expected term is estimated using the simplified method, as defined in Staff Accounting Bulletin No. 107. The risk free interest rate for each grant is equal to the U.S. Treasury rate in effect at the time of grant for instruments with an expected life similar to the expected option term. Because of our limited trading history as a public company, the stock volatility assumption is based on an analysis of our historical volatility and the volatility of the common stock of comparable companies in the medical industry and on the historical volatility of our stock. The dividend yield of zero is based upon the fact that we have not historically granted cash dividends, and do not expect to issue dividends in the foreseeable future.

The Company recognizes stock-based compensation expense over the requisite service period, which generally equals the vesting period. For awards that vest based on employment, the Company recognizes the associated compensation expense on a straight-line basis. For performance based awards, the Company recognizes expense using the graded vesting methodology based on the number of shares expected to vest. Compensation expense associated with these performance based awards is adjusted quarterly to reflect subsequent changes in the estimated outcome of performance-related conditions until the date the results are determined.

Fair value was estimated at the date of grant using the Black-Scholes pricing model, with the following weighted average assumptions:

	Year Ended December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2010
Risk-free interest rate	2.65%	1.40%	1.24%
Expected dividend yield	None	None	None
Expected term	3.9 years	3.8 years	3.7 years
Expected volatility	100.0%	118.0%	102.0%

The weighted-average grant-date fair value of options granted during the years ended December 31, 2008, 2009 and 2010 was $0.35, $0.32 and $0.62, respectively.

The risk-free interest rate used in the Black-Scholes valuation method is based on the implied yield currently available in U.S. Treasury securities at maturity with an equivalent term. The Company has not declared or paid any dividends and does not currently expect to do so in the future. The expected term of options represents the period that our stock-based awards are expected to be outstanding and was determined based on projected holding periods for the remaining unexercised shares. Consideration was given to the contractual terms of our stock-based awards, vesting schedules and expectations of future employee behavior. Expected volatility is based on market prices of traded options for comparable entities within our industry and on the historical volatility of our stock.

The Company's stock price volatility and option lives involve management's best estimates, both of which impact the fair value of the option calculated under the Black-Scholes methodology and, ultimately, the expense that will be recognized over the life of the option.

When options are exercised, our policy is to issue previously unissued shares of common stock to satisfy share option exercises. As of December 31, 2010, the Company had 51.8 million shares of authorized but unissued common stock.

No tax benefits were attributed to the stock-based compensation expense because a valuation allowance was maintained for substantially all net deferred tax assets.

Income Taxes – The Company accounts for federal and state income taxes in accordance with ASC Topic 740, "Accounting for Income Taxes". Under the liability method, a deferred tax asset or liability is determined based on the difference between the financial statement and tax basis of assets and liabilities, as measured by the enacted tax rates. The Company's provision for income taxes represents the amount of taxes currently payable, if any, plus the change in the amount of net deferred tax assets or liabilities. A valuation allowance is provided against net deferred tax assets if recoverability is uncertain on a more likely than not basis. FASB ASC 740, Income Taxes, ("ASC 740"), clarifies the accounting for uncertainty in income tax positions ("tax positions"). The provisions of ASC 740 require the Company to recognize in its financial statements the impact of a tax position if the position will more likely than not be sustained upon examination by a taxing authority, based on the technical merits of the position. The Company periodically analyzes its tax positions taken and expected to be taken and has determined that since inception there has been no need to record a liability for uncertain tax positions. The Company recognizes interest and penalties for uncertain tax positions in income tax expense. There was no accrued interest or penalties related to uncertain tax positions as of December 31, 2008, 2009 or 2010. The Company is neither under examination by any taxing authority, nor has it been notified of an impending examination. Due to the Company's recognition of losses since inception, all of the Company's reporting periods are effectively open to examination by the applicable taxing authorities.

Fair Value Measurements – The Company measures the fair value of financial assets and liabilities recorded at fair value based on the guidance of ASC 820, Fair Value Measurements and Disclosures ("ASC 820") which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 - inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

Warrant liabilities represent the only financial assets or liabilities recorded at fair value by the Company. The fair value of warrant liabilities are determined based on Level 3 inputs.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make certain estimates and assumptions about the future outcome of current transactions which may affect the reporting and disclosure of these transactions. Accordingly, actual results could differ from those estimates used in the preparation of these financial statements.

Basic and Diluted Loss per Common Share – Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents (which consist of options and warrants) are excluded from the computation of diluted loss per share since the effect would be antidilutive. Common share equivalents which could potentially dilute basic earnings per share in the future, and which were excluded from the computation of diluted loss per share, totaled 16,113,917 shares, 10,555,927 shares and 12,358,018 shares at December 31, 2008, December 31, 2009 and December 31, 2010, respectively.

Recently Issued Accounting Standards – Effective January 1, 2010, the Company adopted an accounting standard update regarding fair value measurements. As codified under ASC 820, this update requires additional disclosures about fair value measurements including transfers in and out of Levels 1 and 2 and a higher level of disaggregation for the different types of financial instruments. For the reconciliation of Level 3 fair value measurements, information about purchases, sales, issuances and settlements should be presented separately. Because this update addresses disclosure requirements, the adoption of this update did not impact our financial position, results of operations or cash flows.

Reclassifications – Certain prior year items have been reclassified to conform to current year presentation.

Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment
3.	Property and Equipment

Property and equipment consist of the following:

	December 31, 2010	September 30, 2011
Computers	$10,900	$10,900
Research equipment	10,572	75,680

	21,472	86,580
Accumulated depreciation	(9,105)	(22,817)

	$12,367	$63,763

Depreciation expense was $908 and $5,696 for the three months ended September 30, 2010 and September 30, 2011, respectively. Depreciation expense was $2,725 and $13,712 for the nine months ended September 30, 2010 and September 30, 2011, respectively. Depreciation expense was $22,817 for the period from February 25, 2004 (date of inception) to September 30, 2011.

3. Property and Equipment

As of December 31, 2009 and December 31, 2010, $10,900 and $21,472 of equipment had been purchased, respectively. Depreciation expense was $2,075, $3,397 and $3,633 for the years ended December 31, 2008, December 31, 2009 and December 31, 2010, respectively. Depreciation expense was $9,105 for the period from February 25, 2004 (date of inception) to December 31, 2010.

Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related-Party Transactions [Abstract]
Related-Party Transactions
4.	Related-Party Transactions

Cedars-Sinai Medical Center License Agreement

In November 2006, the Company entered into a license agreement with Cedars-Sinai Medical Center ("Cedars-Sinai") under which the Company acquired an exclusive, worldwide license to its technology for use as cellular therapies, including cancer stem cell and dendritic cell-based vaccines for neurological disorders that include brain tumors and neurodegenerative disorders and other cancers. This technology is covered by a number of pending U.S. and foreign patent applications, and the term of the license will be until the last to expire of any patents that are issued covering this technology.

As an upfront licensing fee, the Company issued Cedars-Sinai 694,000 shares of its common stock and paid Cedars-Sinai $62,000. Additional specified milestone payments will be required to be paid to Cedars-Sinai when the Company initiates patient enrollment in its first Phase III clinical trial and when it receives FDA marketing approval for its first product.

The Company has agreed to pay Cedars-Sinai specified percentages of all of its sublicensing income and gross revenues from sales of products based on the licensed technology, subject to a reduction if it must make any payments to any third party whose proprietary rights would be infringed by sale of the products. To maintain its rights to the licensed technology, the Company must meet certain development and funding milestones. These milestones include, among others, commencing a Phase I clinical trial for a product candidate by March 31, 2007 and raising at least $5,000,000 in funding from equity or other sources by December 31, 2008. The Company satisfied the foregoing funding requirement in 2007 and commenced a Phase I clinical trial in May 2007, which was within the applicable cure period for the milestone requirement. Through December 31, 2009, the Company has paid Cedars-Sinai a total of $166,660 in connection with the Phase I clinical trial. The Company also was required to commence a Phase II clinical trial for a product candidate by December 31, 2008 and a waiver of this requirement was obtained from Cedars-Sinai (see Second Amendment below).

On June 16, 2008, the Company entered into a First Amendment to Exclusive License Agreement (the "Amendment") with Cedars-Sinai. The Amendment amended the License Agreement to include in the Company's exclusive license from Cedars-Sinai under that agreement an epitope to CD133 and certain related intellectual property. Management believes this technology will be covered by a U.S. patent application that will be filed by the parties. Pursuant to the Amendment, the Company issued Cedars-Sinai 100,000 shares of the Company's common stock as an additional license fee for the licensed CD133 epitope technology, which will be subject to the royalty and other terms of the License Agreement.

On July 22, 2009, the Company entered into a Second Amendment to Exclusive License Agreement (the "Second Amendment") with Cedars-Sinai to become effective August 1, 2009. The Second Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase II clinical trial for the Company's first product candidate by no later than December 31, 2008 with milestones that require commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012.

Effective March 23, 2010, the Company entered into a Third Amendment to Exclusive License Agreement (the "Third Amendment") with Cedars-Sinai. The Third Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012 with a requirement that the Company by September 30, 2011 either commence a Phase II clinical trial for its dendritic cell vaccine candidate or a Phase I clinical trial for its cancer stem cell vaccine candidate. The amendment also added a requirement that the Company obtain certain defined forms of equity or other funding in the amount of at least $2,500,000 by December 31, 2010 and a total of at least $5,000,000 by September 30, 2011. These funding requirements were fully satisfied as of June 30, 2011.

4. Related-Party Transactions

Cedars-Sinai Medical Center License Agreement

In November 2006, the Company entered into a license agreement with Cedars-Sinai Medical Center ("Cedars-Sinai") under which the Company acquired an exclusive, worldwide license to its technology for use as cellular therapies, including cancer stem cell and dendritic cell-based vaccines for neurological disorders that include brain tumors and neurodegenerative disorders and other cancers. This technology is covered by a number of pending U.S. and foreign patent applications, and the term of the license will be until the last to expire of any patents that are issued covering this technology.

As an upfront licensing fee, the Company issued Cedars-Sinai 694,000 shares of its common stock and paid Cedars-Sinai $62,000. Additional specified milestone payments will be required to be paid to Cedars-Sinai when the Company initiates patient enrollment in its first Phase III clinical trial and when it receives FDA marketing approval for its first product.

The Company has agreed to pay Cedars-Sinai specified percentages of all of its sublicensing income and gross revenues from sales of products based on the licensed technology, subject to a reduction if it must make any payments to any third party whose proprietary rights would be infringed by sale of the products. To maintain its rights to the licensed technology, the Company must meet certain development and funding milestones. These milestones include, among others, commencing a Phase I clinical trial for a product candidate by March 31, 2007 and raising at least $5,000,000 in funding from equity or other sources by December 31, 2008. The Company satisfied the foregoing funding requirement in 2007 and commenced a Phase I clinical trial in May 2007, which was within the applicable cure period for the milestone requirement. Through December 31, 2009, the Company has paid Cedars-Sinai a total of $166,660 in connection with the Phase I clinical trial. The Company also was required to commence a Phase II clinical trial for a product candidate by December 31, 2008 and a waiver of this requirement was obtained from Cedars-Sinai (see Second Amendment below).

On June 16, 2008, the Company entered into a First Amendment to Exclusive License Agreement (the "Amendment") with Cedars-Sinai. The Amendment amended the License Agreement to include in the Company's exclusive license from Cedars-Sinai under that agreement an epitope to CD133 and certain related intellectual property. This technology will be covered by a U.S. patent application that will be filed by the parties. Pursuant to the Amendment, the Company issued Cedars-Sinai 100,000 shares of the Company's common stock as an additional license fee for the licensed CD133 epitope technology, which will be subject to the royalty and other terms of the License Agreement.

On July 22, 2009, the Company entered into a Second Amendment to Exclusive License Agreement (the "Second Amendment") with Cedars-Sinai to become effective August 1, 2009. The Second Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase II clinical trial for the Company's first product candidate by no later than December 31, 2008 with milestones that require commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012.

Effective March 23, 2010, the Company entered into a Third Amendment to the Exclusive License Agreement (the "Third Amendment") with Cedars-Sinai. The Third Amendment amended the License Agreement to revise the milestones set forth in the License Agreement that the Company must achieve in order to maintain its license rights under that agreement. The revised milestones include the replacement of a milestone that required commencement of a Phase I clinical trial for the Company's second product candidate by no later than June 30, 2010 and commencement of a Phase II clinical trial for one of the Company's product candidates by no later than March 31, 2012 with a requirement that the Company by September 30, 2011 either commence a Phase II clinical trial for its dendritic cell vaccine candidate or a Phase I clinical trial for its cancer stem cell vaccine candidate. The amendment also added a requirement that the Company obtain certain defined forms of equity or other funding in the amount of at least $2,500,000 by December 31, 2010 and a total of at least $5,000,000 by September 30, 2011. These funding requirements were fully satisfied as of June 30, 2010.

On September 20, 2010, the Company entered into a sponsored research agreement with Cedars-Sinai to provide services to develop standard operating procedures for dendritic cell vaccine preparation over the next twelve months for $446,142.

Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies
5.	Commitments and Contingencies:

Operating Lease

Effective July 1, 2011, the Company renewed its lease for office space through June 30, 2012 at a monthly rental of $3,493.

Employment Agreement with Dr. Manish Singh

On May 10, 2011, the Company entered into an Employment Agreement, effective as of February 18, 2011, with Dr. Manish Singh pursuant to which Dr. Singh will continue to serve on a full-time basis as the Company's President and Chief Executive Officer for a one-year term commencing February 18, 2011. The Company is required under the Employment Agreement to use its commercially reasonable efforts to have Dr. Singh continue to serve as a member of the Company's Board of Directors during the term of the Employment Agreement. The Employment Agreement automatically renews on the one-year anniversary date of the effective date of February 18, 2011 of each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $315,000. In addition, provided that Dr. Singh continues to serve as the Company's President and Chief Executive Officer for the entire one-year term of the Employment Agreement, the Company will pay Dr. Singh a discretionary cash bonus of up to $100,000 upon the attainment of certain corporate goals.

The Employment Agreement also provides Dr. Singh a seven-year incentive stock option grant to purchase 270,000 shares of common stock under the Company's 2006 Equity Incentive Plan (the "Plan") at an exercise price of $2.25 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest as follows; (i) 20,000 shares on February 17, 2012, (ii) 50,000 shares on February 17, 2013, (iii) 50,000 shares on February 17, 2014, (iv) 50,000 shares upon the Company attaining a market capitalization of at least $100 million for ten consecutive trading dates, (v) 50,000 shares upon the Company attaining a market capitalization of at least $150 million for ten consecutive trading days and (vi) 50,000 shares upon the Company attaining a market capitalization of at least $200 million for ten consecutive trading days. The option may be exercised during the term that Dr. Singh provides services to the Company and for twelve months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

In the event that the Company terminates the Employment Agreement without cause, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Singh equal to six months of his base annual salary, (ii) any stock options granted to Dr. Singh, to the extent vested, will be retained by Dr. Singh and will be exercisable on the terms described above, and (3) the vesting of an additional number of shares subject to all options granted to Dr. Singh equal to 50% of all shares subject to such options that vest based solely on the passage of time and that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Singh terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Singh an executive position at a compensation level at least equal to his then compensation under the Employment Agreement.

Employment Agreement with David Fractor

On April 4, 2011, the Company entered into an Employment Agreement with David Fractor pursuant to which Mr. Fractor will serve as the Company's Treasurer and Chief Financial Officer on a part-time basis for a three-year term, subject to termination by either party on 30 days notice. Under this agreement, Mr. Fractor receives a monthly salary of $6,000 and was granted a seven-year option to purchase 42,000 shares of the Company's common stock at a price of $2.25 per share, with such option to vest in equal monthly installments over the three-year term of the agreement.

Employment Agreement with Dr. James Bender

On May 10, 2011, the Company entered into an Employment Agreement, effective as of February 1, 2011, with Dr. James Bender pursuant to which Dr. Bender will continue to serve on a full-time basis as the Company's Vice President – Product Development and Manufacturing for a one-year term commencing February 1, 2011. The Employment Agreement automatically renews on the one-year anniversary date of the effective date of February 1, 2011 of each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $175,000. In addition, provided that Dr. Bender continues to serve as the Company's Vice President – Product Development and Manufacturing for the entire one-year term of the Employment Agreement, the Company will pay Dr. Bender a discretionary cash bonus of up to $35,000 upon the attainment of certain corporate goals.

The Employment Agreement also provides Dr. Bender a seven-year incentive stock option grant to purchase 120,000 shares of common stock under the Plan at an exercise price of $2.25 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest as to (i) 60,000 shares in three annual installments of 20,000 shares each, with the first installment to vest on January 31, 2012; (ii) 20,000 shares upon the Company attaining a market capitalization of at least $100 million for ten consecutive trading dates; (iii) 20,000 shares upon the Company attaining a market capitalization of at least $150 million for ten consecutive trading dates; and (iv) 20,000 shares upon the Company attaining a market capitalization of at least $200 million for ten consecutive trading dates. The option may be exercised during the term that Dr. Bender provides services to the Company and for twelve months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

In the event that the Company terminates the Employment Agreement without cause, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Bender equal to six months of his base annual salary, (ii) any stock options granted to Dr. Bender, to the extent vested, will be retained by Dr. Bender and will be exercisable on the terms described above, and (iii) the vesting of an additional number of shares subject to all options granted to Dr. Bender equal to 50% of all shares subject to such options that vest solely on the passage of time and that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Bender terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Bender an executive position at a compensation level at least equal to his then compensation under the Employment Agreement.

Employment agreement with Peter Ho

Effective September 1, 2011, the Company entered into an Employment Agreement with Mr.Peter Ho pursuant to which Mr. Ho will serve on a full-time basis as the Company's Director of Business Development and Technical Licensing for a one-year term commencing September 1, 2011. The Employment Agreement automatically renews on the anniversary date each year thereafter for successive one-year terms unless terminated by either party.

The Employment Agreement provides for an annual base salary of $130,000. In addition, provided that Mr. Ho continues to serve as the Company's Director of Business Development and Technical Licensing for the entire one-year term of the Employment Agreement, the Company will pay Mr. Ho a discretionary cash bonus of up to $19,500 upon the attainment of certain corporate goals.

The Employment Agreement also provides Mr. Ho a seven-year incentive stock option grant to purchase 30,000 shares of common stock under the Plan at an exercise price of $1.41 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest in three equal annual installments. The option may be exercised during the term that Mr. Ho provides services to the Company and for three months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

Agreement with Dr. John Yu

On May 10, 2011, the Company entered into an Agreement, effective as of March 1, 2011, with Dr. John Yu pursuant to which Dr. Yu will continue to serve as the Company's Chief Scientific Officer for a one-year term commencing March 1, 2011. The term of this Agreement will automatically renew on the one-year anniversary date of the Agreement each year after March 1, 2011 for successive one-year terms unless either party terminates. Dr. Yu may also terminate the Agreement at any time upon 60 days notice.

The Agreement provides for an annual base salary of $70,000. In addition, Dr. Yu will receive a bonus of $15,000 each (a maximum total of $30,000) upon and provided that the Company achieves each of the following milestones within one year from March 1, 2011: (i) enrollment of 75 patients in the Phase II trial of ICT-107 and (ii) filing of an IND for either a new indication for ICT-107 or for another product candidate of the Company.

The Agreement also provides Dr. Yu a seven-year incentive stock option grant to purchase 50,000 shares of common stock under the Plan at an exercise price of $1.95 per share, which was the closing price of the Company's common stock on the date of grant. The option will vest in three equal annual installments, with the first vesting date to be February 29, 2012. The option may be exercised during the term that Dr. Yu provides services to the Company and for twelve months after termination for any reason except termination without cause by Dr. Yu or termination for cause by the Company, provided that such exercise is within the seven-year term of the option. All of the options granted to Dr. Yu will vest if his services terminate following a merger or similar corporate transaction in which the Company is not the surviving entity and the surviving entity does not offer Dr. Yu an executive position at a compensation level at least equal to his then compensation level under the Agreement.

Research and Development

In connection with the Cedars-Sinai Medical Center License Agreement, the Company has certain commitments as described in Note 4.

5. Commitments and Contingencies

Operating Lease

Effective March 1, 2010, the Company renewed its lease through March 31, 2011 at a monthly rental rate of $2,779. In May 2010, the Company amended its lease to a monthly rental rate of $2,320 for three months and to a monthly rental rate of $2,894 for the remaining months through June 30, 2011. In August 2010, the Company amended its lease to a monthly rental rate of $3,140 for September 2010 and to a monthly rental rate of $3,493 for the remaining months through June 30, 2011.

Employment Agreement with Dr. Manish Singh

On March 4, 2010, the Company entered into an Employment Agreement, effective as of February 18, 2010, with Dr. Manish Singh pursuant to which Dr. Singh will continue to serve on a full-time basis as the Company's President and Chief Executive Officer for a one-year term commencing February 18, 2010. The Company is required under the Employment Agreement to use its commercially reasonable efforts to have Dr. Singh continue to serve as a member of the Company's Board of Directors during the term of the Employment Agreement. The Employment Agreement may be extended for an additional one-year period upon the mutual agreement of the Company and Dr. Singh.

The Employment Agreement provides for an annual base salary of $300,000. In addition, provided that Dr. Singh continues to serve as the Company's President and Chief Executive Officer for the entire one-year term of the Employment Agreement, the Company will pay Dr. Singh a discretionary cash bonus of up to $50,000 upon completion of the one-year term.

The Employment Agreement dated as of February 18, 2009 between the Company and Dr. Singh (the "Prior Agreement") provides that Dr. Singh is entitled to receive cash milestone bonuses, not to exceed an aggregate amount of $200,000, of (i) $50,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $2,500,000 of net proceeds (after commissions) during the term of the Prior Agreement, (ii) $100,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $5,000,000 of net proceeds (after commissions) during the term of the Prior Agreement, or (iii) $200,000 upon the Company's completion of a financing, a strategic alliance or a merger or acquisition generating at least $10,000,000 of net proceeds (after commissions) during the term of the Prior Agreement. The Prior Agreement also provides that an option granted to Dr. Singh to purchase 200,000 shares of the Company's common stock will vest if the Company's working capital is at least $8,000,000 at the end of the term of the Prior Agreement.

The Employment Agreement amends the Prior Agreement to provide that the milestones described in the preceding paragraph may be satisfied by including the net proceeds received by the Company at any time prior to August 17, 2010 from (i) a financing by the Socius Capital Group or (ii) any private placement financing that is covered by a signed term sheet that was entered into by the Company prior to February 18, 2010 or from another source at the same or better terms as contemplated by such signed term sheet. Also, for purposes of determining whether the $8,000,000 working capital milestone in the preceding paragraph has been satisfied, the Employment Agreement provides that working capital will be calculated as of the date of the Company's receipt of the proceeds that are being included to satisfy the milestone. This funding milestone was fully satisfied as of June 30, 2010.

Pursuant to the Employment Agreement, the Company granted to Dr. Singh a seven-year incentive stock option under the Company's 2006 Equity Incentive Plan (the "Plan"), or a new qualified option plan, to purchase 600,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan and an increase in the number of shares that may be granted to any individual during a 12-month period, which approval was subsequently obtained. The option may be exercised during the period that Dr. Singh provides services to the Company and for 24 months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

The option granted to Dr. Singh under the Employment Agreement will vest (i) as to 360,000 shares, in 12 equal monthly installments of 30,000 shares each over the 12-month period from and immediately following the grant date, (ii) as to 30,000 shares, if the Company achieves during the term of the Employment Agreement a volume-weighted average trading price for its common stock of greater than $1.60 for any consecutive 15-day trading period during the term of the agreement on average daily trading volume of at least 20,000 shares, (iii) as to 90,000 shares, if the Company achieves during the term of the Employment Agreement a volume-weighted average trading price for its common stock of greater than $2.00 for any consecutive 15-day trading period during the term of the agreement on average daily trading volume of at least 20,000 shares, (iv) as to 30,000 shares, upon treating the first patient in a Phase II clinical trial, and (v) as to 90,000 shares, if during the term of the Employment Agreement the Company completes a financing, a strategic alliance or a licensing agreement with upfront licensing payments to the Company or a merger or acquisition that generates at least $5,000,000 of net proceeds (after commissions) for the Company beyond the $10,000,000 achieved by August 17, 2010, with any financing proceeds received by the Company during the first 6 months of the Employment Agreement that are used to satisfy milestones under the Prior Agreement not being included as proceeds to satisfy the milestones described in this paragraph.

In the event that the Company terminates the Employment Agreement without cause or does not extend the Employment Agreement upon its expiration for an additional one-year term, then (i) the Company upon such termination will be required to make a lump sum payment to Dr. Singh equal to 6 months of his base annual salary, (ii) any stock options granted to Dr. Singh, to the extent vested, will be retained by Dr. Singh and will be exercisable on the terms described above, and (iii) the vesting of an additional number of shares subject to all options granted to Dr. Singh equal to 50% of all shares subject to such options that have not already vested will immediately accelerate and will be exercisable on the terms described above. If Dr. Singh terminates his employment for "good reason" as defined in the Employment Agreement, he will receive the severance benefits described in the preceding sentence, except that 100% of his options will vest if his employment terminates for good reason following a merger or similar corporate transaction in which the Company is not the surviving entity.

Employment Agreement with Dr. James Bender

On March 4, 2010, the Company entered into an Employment Agreement, effective as of February 1, 2010, with Dr. James Bender pursuant to which Dr. Bender will serve on a full-time basis as the Company's Vice President – Product Development and Manufacturing for a one-year term commencing February 18, 2010. Prior to February 1, 2010, Dr. Bender had been serving on a part-time basis as the Company's Vice President – Clinical Development pursuant to an Agreement dated as of September 1, 2009, as amended on September 14, 2009 (the "Prior Agreement").

The Employment Agreement provides for an annual base salary of $170,000. Pursuant to the Employment Agreement, the Company granted to Dr. Bender a seven-year incentive stock option under the Company's Plan to purchase 150,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan, which approval was subsequently obtained.

The option granted to Dr. Bender under the Employment Agreement will vest at the rate of 6,250 shares per month over the term of the Employment Agreement as to 75,000 shares. The option will vest as to the remaining 75,000 shares upon the Company's attainment of the following development milestones, and Dr. Bender will also be entitled to receive the following cash bonuses upon attainment of these milestones: (i) completion by September 30, 2010 of the technology transfer to a contract manufacturer for the Company's ICT-107 product will result in a $10,000 cash bonus and the vesting of 25,000 option shares; (ii) completion by December 31, 2010 of FDA acceptance of a Phase II clinical trial plan for ICT-107 will result in a $10,000 cash bonus and the vesting of 25,000 option shares; and (iii) completion by December 31, 2010 of the enrollment of the first patient into the Phase II clinical trial for ICT-107 will result in a $10,000 bonus and the vesting of 25,000 option shares.

The Employment Agreement provides that all of the rights and obligations of the Company and Dr. Bender under the Prior Agreement (including Dr. Bender's right to work for another organization) terminated as of January 31, 2010, except that Dr. Bender's right under the Prior Agreement to receive cash bonuses and the vesting of options upon the Company's achievement of specified development milestones will remain in effect.

The Employment Agreement provides that, except as described in the following sentence, if Dr. Bender's employment terminates prior to the expiration of the one-year term, Dr. Bender will not have any right to receive further compensation under the Employment Agreement other than compensation that was accrued as of his employment termination date. If the Company terminates Dr. Bender's employment without "cause" as defined in the Employment Agreement, 50% of any unvested options held by Dr. Bender as of the employment termination date will vest, and he will also have the right to receive any compensation that was accrued as of the employment termination date.

Agreement with Dr. John Yu

Effective March 1, 2010, the Company entered into an Agreement with Dr. Yu under which he agreed to serve on a part-time basis as the Company's Chief Scientific Officer for a one-year term. The Agreement provides for an annual base salary of $70,000 and for cash bonuses of $15,000 each if prior to December 31, 2010 (i) the FDA has accepted a Phase II clinical trial plan for ICT-107, and (ii) a Physicians Investigator IND submission for one of the Company's specified product candidates has been accepted by the FDA.

Pursuant to the Agreement, the Company granted to Dr. Yu a seven-year nonqualified stock option under the Company's 2006 Equity Incentive Plan to purchase 125,000 shares of the Company's common stock at an exercise price equal to $0.90 per share, which was the closing market price of the common stock on the option grant date. The option grant was subject to the approval by the Company's stockholders of an increase in the authorized number of shares under the Plan, which approval was subsequently obtained. The option may be exercised during the period that Dr. Yu provides services to the Company and for 24 months after termination for any reason except termination for cause by the Company, provided that such exercise is within the seven-year term of the option.

The option granted to Dr. Yu under the Agreement will vest (i) as to 75,000 shares in four equal quarterly installments following the date of grant and (ii) as to the remaining 50,000 shares, 25,000 shares shall each vest upon timely satisfying the two milestones described above for the payment of cash bonuses to Dr. Yu.

Agreement with C. Kirk Peacock

Effective as of October 30, 2008, the Company renewed, under similar terms, the consulting agreement with C. Kirk Peacock under which Mr. Peacock agreed to serve as Chief Financial Officer for a one-year term, subject to earlier termination by the Company or Mr. Peacock on 30 days notice. Mr. Peacock will provide his services to the Company on a part-time basis. Under the agreement with Mr. Peacock, Mr. Peacock will be paid $8,000 per month and was granted an option to purchase 50,000 shares of common stock, which will vest monthly over a one-year period, and exercisable within its term during the period Mr. Peacock provides services to the Company and for 24 months after the grantee ceases providing services for any reason other than termination by the Company for cause. Effective May 2009, the consulting agreement dated October 30, 2008 with C. Kirk Peacock was amended to reduce the amount to be paid to $6,000 per month. No other terms of the agreement were changed.

Effective October 30, 2009, the Company renewed the Consulting Agreement with Mr. Peacock under which he will continue to serve on a part-time basis as the Company's Chief Financial Officer for a one-year term. Under this agreement, Mr. Peacock receives a monthly salary of $6,000 and was granted a seven-year non-qualified option to purchase 56,000 shares of the Company's common stock at a price of $0.80 per share, with 50,000 shares covered by such option to vest in equal monthly installments over the one-year term of the agreement and with 50% of any those then unvested option shares to become vested if Mr. Peacock's services are terminated by the Company without cause.

Provided that by October 29, 2010, all of the Company's internal documentation and internal testing necessary to subsequently complete the Company's Sarbanes-Oxley Section 404 audit has been finished, the Company will pay Mr. Peacock an additional $6,000 and a further 6,000 of his option shares will become vested. Due to the elimination of the Sarbanes-Oxley Section 404 audit requirement for smaller issuers, this milestone was not met.

Effective October 30, 2010, the Company renewed the Consulting Agreement with Mr. Peacock under which he will continue to serve on a part-time basis as the Company's Chief Financial Officer for five months. Under this agreement, Mr. Peacock receives a monthly salary of $8,000 and was granted 19,231 shares of restricted common stock, with such shares to vest in equal monthly installments over the five-month term of the agreement and with 100% of any unearned compensation to become payable and any unvested option shares to become vested if Mr. Peacock's services are terminated by the Company without cause.

Agreements for Financial Advisory Services

On October 1, 2010, the Company entered into an agreement with JFS Investments to provide certain financial advisory services to the Company on a non-exclusive basis (the "JFS Agreement"). The Company will issue an aggregate of up to 144,000 shares of the Company's common stock as follows: 24,000 shares to JFS Investments and 12,000 shares to Samel, LLC upon the signing of the JFS Agreement and 108,000 shares to be issued at the rate of 8,000 shares to JFS Investments and 4,000 shares to Samel, LLC each month for months four through twelve following the signing of the JFS Agreement if the Agreement is in effect and has not been terminated by the Company as of that time. Pursuant to the JFS Agreement, the Company also granted three-year warrants to purchase 80,000 shares of the Company's common stock at an exercise price of $1.00 per share to JFS Investments to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month and 40,000 shares to Samel, LLC to vest as to 10,000 shares upon issuance and 3,333 shares on the first day of each of the fourth through the eleventh months and 3,336 shares in the twelfth month. Pursuant to the JFS Agreement, the Company also granted three-year warrants to purchase 80,000 shares of the Company's common stock at an exercise price of $2.00 per share to JFS Investments to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month and 40,000 shares to Samel, LLC to vest as to 10,000 shares upon issuance and 3,333 shares on the first day of each of the fourth through the eleventh months and 3,336 shares in the twelfth month. The vesting of each of the foregoing warrants will terminate in the event the JFS Agreement is terminated by the Company.

On October 1, 2010, the Company entered into an agreement with Garden State Securities Inc. ("GSS") to provide certain financial advisory services to the Company on a non-exclusive basis (the "GSS Agreement"). The Company will issue an aggregate of up to 96,000 shares of the Company's common stock as follows: 24,000 shares to GSS upon the signing of the GSS Agreement and 72,000 shares to be issued at the rate of 8,000 shares for months four through twelve following the signing of the GSS Agreement if the GSS Agreement is in effect and has not been terminated by the Company as of that time. Pursuant to the GSS Agreement, the Company also granted a three-year warrant to purchase 80,000 shares of the Company's common stock at an exercise price of $1.00 per share to GSS to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month. Pursuant to the GSS Agreement, the Company also granted a three-year warrant to purchase 80,000 shares of the Company's common stock at an exercise price of $2.00 per share to vest as to 20,000 shares upon issuance and 6,667 shares on the first day of each of the fourth through the eleventh months and 6,664 shares in the twelfth month. The vesting of each of the foregoing warrants will terminate in the event the GSS Agreement is terminated by the Company.

Research and Development

In connection with the Cedars-Sinai Medical Center License Agreement, the Company has certain commitments as described in Note 4.

In August 2010, the Company entered into a master service agreement with Averion International Corporation, a clinical research contract organization ("Averion"), to provide us with services in connection with our planned Phase II clinical study for our dendritic cell-based cancer vaccine product candidate for the treatment of glioblastoma at an estimated total cost for such services during the course of the trial of approximately $3.5 million over the next three years.

Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' Equity
6.	Shareholders' Equity

Common Stock

In March 2010, the Company raised $1,654,686 (after commissions and offering expenses) from the sale of 1,740,000 shares of common stock and warrants to purchase 696,000 shares of common stock at an exercise price of $1.15 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below.)

In May 2010, the Company raised $2,716,308 (after commissions and offering expenses) from the sale of 2,490,910 shares of common stock and warrants to purchase 1,245,455 shares of common stock at an exercise price of $1.50 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

In February 2011, the Company raised $7,460,119 (after commissions and offering expenses) from the sale of 5,219,768 shares of common stock and warrants to purchase 2,609,898 shares of common stock at an exercise price of $2.25 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

Preferred Stock

On December 3, 2009, the Company entered into a Preferred Stock Purchase Agreement dated as of December 3, 2009 (the "Preferred Stock Agreement") with Socius Capital Group, LLC, a Delaware limited liability company d/b/a Socius Life Sciences Capital Group, LLC (the "Investor"). Pursuant to the Preferred Stock Agreement, the Company will issue to the Investor up to $10,000,000 of the Company's newly created Series A Preferred Stock (the "Preferred Stock"). The purchase price of the Preferred Stock is $10,000 per share. The shares of Preferred Stock that are issued to the Investor will bear a cumulative dividend of 10.0% per annum, payable in shares of Preferred Stock, will be redeemable under certain circumstances and will not be convertible into shares of the Company's common stock. Subject to the terms and conditions of the Preferred Stock Agreement, the Company has the right to determine (1) the number of shares of Preferred Stock that it will require the Investor to purchase from the Company, up to a maximum purchase price of $10,000,000, (2) whether it will require the Investor to purchase Preferred Stock in one or more traunches, and (3) the timing of such required purchase or purchases of Preferred Stock.

The terms of the Preferred Stock are set forth in a Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock that the Company filed with the Delaware Secretary of State on December 3, 2009.

Pursuant to the Preferred Stock Agreement, the Company agreed to pay the Investor a commitment fee of $500,000 (the "Commitment Fee"), with $250,000 payable when the Company makes its first election to require the Investor to purchase shares of Preferred Stock and with the remaining $250,000 payable when the aggregate amount of Preferred Stock purchased by the Investor equals at least $5,000,000; provided, however, that the first $250,000 portion of the Commitment Fee will be due and payable on the six-month anniversary of the effective date of the registration statement described below even if no sales of Preferred Stock to the Investor have occurred by that date. The Company has the right to elect to pay each installment of the Commitment Fee in immediately available funds or by issuance of shares of common stock. In January 2010, the Company accrued $250,000 in commitment fees associated with the Preferred Stock Agreement that were subsequently paid in cash.

Concurrently with its execution of the Preferred Stock Agreement, the Company issued to the Investor a warrant (the "Warrant") to purchase shares of common stock with an aggregate exercise price of up to $13,500,000 depending upon the amount of Preferred Stock that is purchased by the Investor. Each time that the Company requires the Investor to purchase shares of Preferred Stock, a portion of the Warrant will become exercisable by the Investor over a five-year period for a number of shares of common stock equal to (1) the aggregate purchase price payable by the Investor for such shares of Preferred Stock multiplied by 135%, with such amount divided by (2) the per share Warrant exercise price. The initial exercise price under the Warrant is $1.04 per share of common stock. Thereafter, the exercise price for each portion of the Warrant that becomes exercisable upon the Company's election to require the Investor to purchase Preferred Stock will equal the closing price of the common stock on the date that the Company delivers its election notice. The Investor is entitled to pay the Warrant exercise price in immediately available funds, by delivery of a secured promissory note or, if a registration statement covering the resale of the common stock subject to the Warrant is not in effect, on a cashless basis.

Pursuant to the Preferred Stock Agreement, the Company agreed to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of common stock that are issuable to the Investor under the Warrant and in satisfaction of the Commitment Fee. The registration statement was deemed effective on January 22, 2010. The 600,000 shares of common stock registered for the Commitment Fee are held in escrow by the Company.

On May 2, 2010, the Company issued and sold 400 shares of the Preferred Stock to Socius Capital Group, LLC pursuant to the terms of the Preferred Stock Agreement. The aggregate purchase price for the Preferred Stock was $4,000,000 (less $220,842 in Commitment Fees and offering expenses). Under the terms of the Preferred Stock Agreement, Socius remains obligated, from time to time until December 3, 2012, to purchase up to an additional 600 shares of Preferred Stock at a purchase price of $10,000 per share upon notice from the Company to Socius, and subject to the satisfaction of certain conditions, as set forth in the Preferred Stock Agreement.

In connection with the foregoing transaction, a portion of the warrants held by an affiliate of Socius became vested and exercisable covering 2,700,000 shares of the Company's common stock for a five-year period at an exercise price of $2.00 per share under the terms of the Preferred Stock Agreement. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. On May 2, 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. On December 2, 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. (See "Warrants" and "Warrant Liabilities" below.)

Stock Options

In February 2005, the Company adopted an Equity Incentive Plan ("Plan"). Pursuant to the Plan, a committee appointed by the Board of Directors may grant, at its discretion, qualified or nonqualified stock options, stock appreciation rights and may grant or sell restricted stock to key individuals, including employees, nonemployee directors, consultants and advisors. Option prices for qualified incentive stock options (which may only be granted to employees) issued under the plan may not be less than 100% of the fair market value of the common stock on the date the option is granted (unless the option is granted to a person who, at the time of grant, owns more than 10% of the total combined voting power of all classes of stock of the Company; in which case the option price may not be less than 110% of the fair market value of the common stock on the date the option is granted). Option prices for nonqualified stock options issued under the Plan are at the discretion of the committee and may be equal to, greater or less than fair market value of the common stock on the date the option is granted. The options vest over periods determined by the Board of Directors and are exercisable no later than ten years from date of grant (unless they are qualified incentive stock options granted to a person owning more than 10% of the total combined voting power of all classes of stock of the Company, in which case the options are exercisable no later than five years from date of grant). As of September 30, 2011, the Company has reserved 6,000,000 shares of common stock for issuance under the Plan and options to purchase 3,430,404 common shares have been granted under the Plan that are currently outstanding. See Subsequent Events Note for increase in the shares reserved for the Plan.

The following is a summary of stock option grants issued outside the Plan:

In January 2007, the Company granted an option to purchase 1,500,000 shares of its common stock at an exercise price of $1.10 per share to the Chairman of the Company's Scientific Advisory Board.

In November 2006, the Company granted an option to purchase 300,000 shares of its common stock at an exercise price of $1.00 per share to an affiliate of the Company's then Chairman of the Board.

In November 2006, the Company granted an option to purchase 5,933,424 shares of its common stock at an exercise price of $1.00 per share to a Board member in connection with the Cedars-Sinai license acquisition.

The following table summarizes stock option activity for the Company during the nine months ended September 30, 2011:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding December 31, 2010	11,094,845	$0.94
Granted	737,000	$2.20
Exercised	(1,250,017)	$0.63
Forfeited or expired	(118,000)	$0.86

Outstanding September 30, 2011	10,463,828	$1.06	4.99	$5,771,755

Vested or expected to vest at September 30, 2011	9,708,499	$0.98	4.98	$5,737,805

As of September 30, 2011, the total unrecognized compensation cost related to unvested stock options amounted to $570,661, which will be amortized over the weighted-average remaining requisite service period of less than one year.

Warrants

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. The warrants have a term of 26 months from the date of issuance. On September 30, 2011, warrants to purchase 696,000 shares of the Company's common stock were outstanding related to this private placement. (see Warrant Liabilities below)

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. The warrants have a term of 36 months from the date of issuance. On September 30, 2011, warrants to purchase 1,245,455 shares of the Company's common stock were outstanding related to this private placement. (see Warrant Liabilities below)

In connection with the May 2010 Preferred Stock sale, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius. The warrants have a term of five-year from the date of issuance. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Purchase Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. In December 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. As of September 30, 2011, no warrants to purchase of the Company's common stock at $2.00 were outstanding and warrants to purchase 1,350,000 shares of the Company's common stock at $2.50 were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with an investor relations agreement in December 2010, the Company issued a two-year warrant to purchase 50,000 shares of the Company's common stock at an exercise price of $1.60.

In connection with the February 2011 common stock private placement, the Company issued to the investors warrants to purchase 2,609,898 shares of the Company's common stock at $2.25 per share. The warrants have a five-year term from the date of issuance. As of March 31, 2011, warrants to purchase 2,609,898 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

Warrant Liability

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. Of the total proceeds from the March 2010 common stock private placement, $257,520 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that future common stock issuances are made at a price less than $1.00. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. Prior to 2011, the Company concluded that Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.00%, and (iv) contractual life of 26 months. For the nine months ended September 30, 2010, the Company recorded a charge to other income for the change in fair value of warrant liability of $20,880. During the nine months ended September 30, 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 64%; (iii) risk free rate of 0.08% and (iv) expected term of .67 years. Based upon this model, the Company recorded a credit to other income of $346,608 and $165,648 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $307,632.

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. Of the total proceeds from the May 2010 common stock private placement, $834,455 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that future common stock issuances are made at a price less than $1.00. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. Prior to 2011, the Company concluded that the Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or binomial lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.375%, and (iv) contractual life of 36 months. During 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 75%; (iii) risk free rate of 0.21% and (iv) expected term of 1.67 years. Based upon this model, the Company recorded a credit to other income of $481,991 and $312,609 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $621,482.

In connection with the May 2010 Preferred Stock sale, the Company vested warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius and issued warrants to purchase an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. Of the total proceeds from the May 2010 preferred stock sale, $5,710,500 was allocated to the freestanding warrants associated with the units based upon the fair value of these warrants determined under the Black Scholes option pricing model. The excess of the value of the freestanding warrants over the net proceeds of $1,931,342 was charged to change in fair value of warrant liability in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period and any change in value is recognized in the statement of operations. Prior to 2011 the Company concluded that the Black-Scholes method of valuing the price adjustment feature does not materially differ from the valuation of such warrants using the Monte Carlo or binomial lattice simulation models, and therefore, the use of the Black-Scholes valuation model was considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 2.50%, and (iv) contractual life of 60 months. During 2011, the Company determined that it was more appropriate to value the warrants using a binomial lattice simulation model. The lattice simulation model used by the Company at September 30, 2011, assumed (i) dividend yield of 0%; (ii) expected volatility of 79%; (iii) risk free rate of 0.60% and (iv) expected term of 3.67 years. Based upon this model, the Company recorded a credit to other income of $434,700 and $383,400 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $791,100. In May 2010, the affiliate of Socius exercised a portion of its $2.00 warrants for 1,675,000 shares, which reduced warrant liabilities by $2,395,250. In December 2010, the affiliate of Socius exercised a portion of its $2.00 warrants for 1,025,000 shares, which reduced warrant liabilities by $912,250 and eliminated the remaining liability associated with the $2.00 warrants.

In connection with the February 2011 common stock private placement, the Company issued to the investors warrants to purchase 2,609,898 shares of the Company's common stock at $2.25 per share. Of the total proceeds from the February 2011 common stock private placement, $2,476,790 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Binomial lattice model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.55. Due to the potential variability of their exercise price, these warrants do not qualify for equity treatment, and therefore are recognized as a liability. The warrant liability is adjusted to fair value each reporting period, and any change in value is recognized in the statement of operations. The Company initially valued these warrants using a binomial lattice simulation model assuming (i) dividend yield of 0%; (ii) expected volatility of 146%; (iii) risk free rate of 1.96% and (iv) expected term of 5 years. Based upon those calculations, the Company calculated the initial valuation of the warrants to be $2,476,790. As of September 30, 2011, the Company revalued the warrants using the lattice simulation model assuming (i) dividend yield of 0%; (ii) expected volatility of 75%; (iii) risk free rate of 0.80% and (iv) expected term of 4.40 years. Based upon this model, the Company recorded a credit to other income of $1,023,179 and $655,926 for the three and nine months ended September 30, 2011 respectively. As of September 30, 2011, the carrying value of the warrant liability is $1,820,864.

Warrant Liabilities
Balance - December 31, 2010	$2,581,871
Issuance of warrants	2,476,790
Exercise of warrants	—
(Gain) or loss included in earnings	(1,517,583)
Transfers in and out/or out of Level 3	—

Balance - September 30, 2011	$3,541,078

Promissory Note

In October 2009, the Company's former President exercised stock options for 150,479 shares of common stock and as provided under the stock option agreement provided the Company with a full recourse five-year promissory note bearing interest of 2.59% per annum. The promissory note is secured by a pledge of shares being acquired with all proceeds of any sale to be applied first to retire in full the promissory note. The Company recorded the promissory note as an offset against shareholders' equity. This note plus accrued interest was paid in full during the nine months ended September 30, 2011. For the nine months ended September 30, 2010, and 2011 the Company recorded interest income of $1,264 and $352 respectively.

6. Shareholders' Equity

Common Stock

In March 2010, the Company raised $1,654,686 (after commissions and offering expenses) from the sale of 1,740,000 shares of common stock and warrants to purchase 696,000 shares of common stock at an exercise price of $1.15 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below.)

In May 2010, the Company raised $2,716,308 (after commissions and offering expenses) from the sale of 2,490,910 shares of common stock and warrants to purchase 1,245,455 shares of common stock at an exercise price of $1.50 per share, to various investors in a private placement. (See "Warrants and Warrant Liabilities" below)

Preferred Stock

On December 3, 2009, the Company entered into a Preferred Stock Purchase Agreement dated as of December 3, 2009 (the "Preferred Stock Agreement") with Socius Capital Group, LLC, a Delaware limited liability company d/b/a Socius Life Sciences Capital Group, LLC (the "Investor"). Pursuant to the Preferred Stock Agreement, the Company will issue to the Investor up to $10,000,000 of the Company's newly created Series A Preferred Stock (the "Preferred Stock"). The purchase price of the Preferred Stock is $10,000 per share. The shares of Preferred Stock that are issued to the Investor will bear a cumulative dividend of 10.0% per annum, payable in shares of Preferred Stock, will be redeemable under certain circumstances and will not be convertible into shares of the Company's common stock. Subject to the terms and conditions of the Preferred Stock Agreement, the Company has the right to determine (1) the number of shares of Preferred Stock that it will require the Investor to purchase from the Company, up to a maximum purchase price of $10,000,000, (2) whether it will require the Investor to purchase Preferred Stock in one or more traunches, and (3) the timing of such required purchase or purchases of Preferred Stock.

The terms of the Preferred Stock are set forth in a Certificate of Designations of Preferences, Rights and Limitations of Series A Preferred Stock that the Company filed with the Delaware Secretary of State on December 3, 2009.

Pursuant to the Preferred Stock Agreement, the Company agreed to pay the Investor a commitment fee of $500,000 (the "Commitment Fee"), with $250,000 payable when the Company makes its first election to require the Investor to purchase shares of Preferred Stock and with the remaining $250,000 payable when the aggregate amount of Preferred Stock purchased by the Investor equals at least $5,000,000; provided, however, that the first $250,000 portion of the Commitment Fee will be due and payable on the six-month anniversary of the effective date of the registration statement described below even if no sales of Preferred Stock to the Investor have occurred by that date. The Company has the right to elect to pay each installment of the Commitment Fee in immediately available funds or by issuance of shares of common stock. In January 2010, the Company accrued $250,000 in commitment fees associated with the Preferred Stock Agreement.

Concurrently with its execution of the Preferred Stock Agreement, the Company issued to the Investor a warrant (the "Warrant") to purchase shares of common stock with an aggregate exercise price of up to $13,500,000 depending upon the amount of Preferred Stock that is purchased by the Investor. Each time that the Company requires the Investor to purchase shares of Preferred Stock, a portion of the Warrant will become exercisable by the Investor over a five-year period for a number of shares of common stock equal to (1) the aggregate purchase price payable by the Investor for such shares of Preferred Stock multiplied by 135%, with such amount divided by (2) the per share Warrant exercise price. The initial exercise price under the Warrant is $1.04 per share of common stock. Thereafter, the exercise price for each portion of the Warrant that becomes exercisable upon the Company's election to require the Investor to purchase Preferred Stock will equal the closing price of the common stock on the date that the Company delivers its election notice. The Investor is entitled to pay the Warrant exercise price in immediately available funds, by delivery of a secured promissory note or, if a registration statement covering the resale of the common stock subject to the Warrant is not in effect, on a cashless basis.

Pursuant to the Preferred Stock Agreement, the Company agreed to file with the Securities and Exchange Commission a registration statement covering the resale of the shares of common stock that are issuable to the Investor under the Warrant and in satisfaction of the Commitment Fee. The registration statement was deemed effective on January 22, 2010. The 1.2 million shares of common stock registered for the Commitment Fee are held in escrow by the Company.

On May 2, 2010, the Company issued and sold 400 shares of the Preferred Stock to Socius Capital Group, LLC pursuant to the terms of the Preferred Stock Agreement. The aggregate purchase price for the Preferred Stock was $4,000,000 (less $220,842 in Commitment Fees and offering expenses). Under the terms of the Preferred Stock Agreement, Socius remains obligated, from time to time until December 3, 2012, to purchase up to an additional 600 shares of Preferred Stock at a purchase price of $10,000 per share upon notice from the Company to Socius, and subject to the satisfaction of certain conditions, as set forth in the Preferred Stock Agreement.

In connection with the foregoing transaction, a portion of the warrants held by an affiliate of Socius became vested and exercisable covering 2,700,000 shares of the Company's common stock for a five-year period at an exercise price of $2.00 per share under the terms of the Preferred Stock Agreement. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. On May 2, 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. On December 2, 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. (See "Warrants" and "Warrant Liabilities" below.)

Stock Options

In February 2005, the Company adopted an Equity Incentive Plan ("Plan"). Pursuant to the Plan, a committee appointed by the Board of Directors may grant, at its discretion, qualified or nonqualified stock options, stock appreciation rights and may grant or sell restricted stock to key individuals, including employees, nonemployee directors, consultants and advisors. Option prices for qualified incentive stock options (which may only be granted to employees) issued under the plan may not be less than 100% of the fair market value of the common stock on the date the option is granted (unless the option is granted to a person who, at the time of grant, owns more than 10% of the total combined voting power of all classes of stock of the Company; in which case the option price may not be less than 110% of the fair market value of the common stock on the date the option is granted). Option prices for nonqualified stock options issued under the Plan are at the discretion of the committee and may be equal to, greater or less than fair market value of the common stock on the date the option is granted. The options vest over periods determined by the Board of Directors and are exercisable no later than ten years from date of grant (unless they are qualified incentive stock options granted to a person owning more than 10% of the total combined voting power of all classes of stock of the Company, in which case the options are exercisable no later than five years from date of grant). As of December 31, 2010, the Company has reserved 6,000,000 shares of common stock for issuance under the Plan and options to purchase 3,761,421 common shares have been granted under the Plan that are currently outstanding.

The following is a summary of stock option grants issued outside the Plan:

In January 2007, the Company granted an option to purchase 1,500,000 shares of its common stock at an exercise price of $1.10 per share to the Chairman of the Company's Scientific Advisory Board.

In November 2006, the Company granted an option to purchase 300,000 shares of its common stock at an exercise price of $1.00 per share to an affiliate of the Company's then Chairman of the Board.

In November 2006, the Company granted an option to purchase 5,933,424 shares of its common stock at an exercise price of $1.00 per share to a Board member in connection with the Cedars-Sinai license acquisition.

The following table summarizes stock option activity for the Company during the twelve months ended December 31, 2010:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding December 31, 2007	8,645,084	$1.02
Granted	1,100,000	$0.77
Exercised	—	$—
Forfeited or expired	(43,750)	$0.86

Outstanding December 31, 2008	9,701,334	$0.99
Granted	1,494,822	$0.43
Exercised	(509,229)	$0.69
Forfeited or expired	(131,000)	$0.93

Outstanding December 31, 2009	10,555,927	$0.92
Granted	1,347,500	$0.91
Exercised	(455,332)	$0.39
Forfeited or expired	(353,250)	$1.04

Outstanding December 31, 2010	11,094,845	$0.94	5.6	$4,690,490

Vested or expected to vest at December 31, 2010	10,488,096	$0.94	5.9	$4,432,825

As of December 31, 2010, the total unrecognized compensation cost related to unvested stock options amounted to $448,481, which will be amortized over the weighted-average remaining requisite service period of less than one year.

Warrants

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. The warrants have a term of 26 months from the date of issuance. On December 31, 2010, warrants to purchase 696,000 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. The warrants have a term of 36 months from the date of issuance. On December 31, 2010, warrants to purchase 1,245,455 shares of the Company's common stock were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with the May 2010 Preferred Stock sale, the Company issued warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius. The warrants have a term of five-year from the date of issuance. In consideration of Socius agreeing to grant the Company certain waivers under the Preferred Stock Purchase Agreement, this affiliate also became entitled to purchase up to an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares and paid the $3,350,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 248 shares of the Preferred Stock by offsetting the $3,350,000 redemption price for these shares against the $3,350,000 owed to the Company under the note. In December 2010, the affiliate of Socius exercised the remaining portion of its warrant for 1,025,000 shares and paid the $2,050,000 exercise price for these shares by delivering a four-year full recourse promissory note for this amount, as permitted by the Preferred Stock Purchase Agreement. The Company immediately thereafter redeemed approximately 152 shares of the Preferred Stock by offsetting the $2,050,000 redemption price for these shares against the $2,050,000 owed to the Company under the note. On December 31, 2010, no warrants to purchase of the Company's common stock at $2.00 were outstanding and warrants to purchase 1,350,000 shares of the Company's common stock at $2.50 were outstanding related to this private placement. (See "Warrant Liabilities" below.)

In connection with an investor relations agreement in December 2010, the Company issued a two-year warrant to purchase 50,000 shares of the Company's common stock at an exercise price of $1.60.

In January 2009, the Company delivered notice to warrant holders in connection with the reduction from $2.50 to $0.25 per share of the exercise price of warrants to purchase a total of 6,112,583 shares of the Company's common stock and in connection with the extension of the expiration date of warrants to purchase a total of 6,412,583 shares of the Company's common stock from earlier dates in 2009 to June 30, 2009. The Company valued the warrant modification at $611,258, using the Black-Scholes pricing model and the following assumptions: contractual term of 0.45 years, an average risk-free interest rate of 0.29% a dividend yield of 0% and volatility of 118%. In the footnotes to the Company's financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2008, the Company disclosed that it anticipated taking a non-cash charge of approximately $500,000 in the first quarter of 2009. In the first quarter 2009, the Company determined that the warrant modification should be treated as a dividend in-kind and not a non-cash charge, and since the Company was in a deficit position at the time of the modification, no dividend was recorded.

On June 30, 2009, the Company issued 1,970,992 shares of its common stock to 58 purchasers upon their exercise of warrants. The exercise price of 1,670,992 shares was $0.25 per share, and the exercise price of 300,000 shares was $0.15 per share. The Company received an aggregate purchase price of $462,748, and the Company did not pay any underwriting discounts or commissions in the transaction. As of December 31, 2009, the Company had no outstanding stock purchase warrants issued to investors.

Warrant Liabilities

In connection with the March 2010 common stock private placement, the Company issued to the investors warrants to purchase 696,000 shares of the Company's common stock at $1.15 per share. Of the total proceeds from the March 2010 common stock private placement, $257,520 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00.

Under ASC 815 "Derivatives and Hedging", the March 2010 warrants do not qualify for equity treatment due to the potential variability of their exercise price, and therefore are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00. We have concluded that the value of the conversion feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore the use of the Black-Scholes valuation model is considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.00%, and (iv) contractual life of 26 months. For the year ended December 31, 2010, the Company recorded an other expense charge for the change in fair value of warrant liability of $215,760, with a carrying value of $473,280 at December 31, 2010.

In connection with the May 2010 common stock private placement, the Company issued to the investors warrants to purchase 1,245,455 shares of the Company's common stock at $1.50 per share. Of the total proceeds from the May 2010 common stock private placement, $834,455 was allocated to the freestanding warrants associated with the units based upon the fair value of the warrants determined under the Black Scholes option pricing model. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00.

Under ASC 815 "Derivatives and Hedging", the May 2010 warrants do not qualify for equity treatment due to the potential variability of their exercise price, and therefore are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant exercise price would be decreased in the event that certain future common stock issuances are made at a price less than $1.00. We have concluded that the value of the conversion feature does not materially differ from the valuation of such warrants using the Monte Carlo or lattice simulation models, and therefore the use of the Black-Scholes valuation model is considered a reasonable method to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 1.375%, and (iv) contractual life of 36 months. For the year ended December 31, 2010, the Company recorded an other income charge for the change in fair value of warrant liability of $99,636 with a carrying value of $934,091 at December 31, 2010.

In connection with the May 2010 Preferred Stock sale, the Company vested warrants to purchase 2,700,000 shares of common stock at an exercise price of $2.00 held by an affiliate of Socius and issued warrants to purchase an additional 1,350,000 shares of the Company's common stock at an exercise price of $2.50 per share. Of the total proceeds from the May 2010 preferred stock sale, $5,710,500 was allocated to the freestanding warrants associated with the units based upon the fair value of these warrants determined under the Black Scholes option pricing model. The excess of the value of the freestanding warrants over the net proceeds of $1,931,342 was charged to change in fair value of warrant liability in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. In May 2010, the affiliate of Socius exercised a portion of its warrant for 1,675,000 shares, which reduced warrant liabilities by $2,395,250. In December 2010, the affiliate of Socius exercised a portion of its warrant for 1,025,000 shares, which reduced warrant liabilities by $912,250.

Under ASC 815 "Derivatives and Hedging", the May 2010 Preferred Stock warrants do not qualify for equity treatment, and are recognized as a liability. The warrant liability will be adjusted to fair value each reporting period, and any changes in value will be recognized in the statement of operations. The warrants contain a provision whereby the warrant may be settled for cash in connection with a change of control with a private company. Since settlement feature included in the warrant agreement is calculated using the Black-Scholes valuation model, the Company uses the Black-Scholes valuation model to value the warrants. The assumptions used in the Black Scholes model for determining the initial fair value of the warrants were as follows: (i) dividend yield of 0%; (ii) expected volatility of 102%, (iii) risk-free interest rate of 2.50%, and (iv) contractual life of 60 months. For the year ended December 31, 2010, the Company recorded an other income charge for the change in fair value of warrant liability of $1,228,500, with a carrying value of $1,174,500 at December 31, 2010.

The following is a reconciliation of the beginning and ending balances for warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the period ended December 31, 2010:

Warrant Liabilities
Balance – January 1, 2010	$—
Issuance of warrants	6,907,609
Exercise of warrants	(3,307,500)
(Gain) or Loss included in earnings	(1,018,238)
Transfers in and/or out of Level 3	—

Balance – December 31, 2010	$2,581,871

Promissory Note

In October 2009, the Company's former President exercised stock options for 150,479 shares of common stock and as provided under the stock option agreement provided the Company with a full recourse five-year promissory note bearing interest of 2.59% per annum. The promissory note is secured by a pledge of shares being acquired with all proceeds of any sale to be applied first to retire in full the promissory note. The Company recorded the promissory note as an offset against shareholders' equity. For the year ended December 31, 2010, the Company recorded interest income of $1,614.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income taxes

7. Income Taxes

Deferred taxes represent the net tax effects of the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes. Temporary differences result primarily from the recording of tax benefits of net operating loss carry forwards and start-up costs that will be amortized for tax purposes once the Company begins doing business as defined by the Internal Revenue Code.

As of December 31, 2010, the Company has an insufficient history to support the likelihood of ultimate realization of the benefit associated with the deferred tax asset. Accordingly, a valuation allowance has been established for the full amount of the net deferred tax asset.

The Company's effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	2008	2009	2010
Income tax benefit at the federal statutory rate	(34%)	(34%)	(34%)
State income tax benefit, net of federal tax benefit	(6%)	(6%)	(6%)
Change in fair value of warrant liability	—	—	(7%)
Change in valuation allowance for deferred tax assets	40%	40%	47%

Total	—	—	—

Deferred taxes consisted of the following:

	December 31, 2009	December 31, 2010
Net operating loss carryforwards	$2,888,051	$4,617,671
Stock-based compensation	2,488,808	2,811,949
Less valuation allowance	(5,376,859)	(7,429,620)

Net deferred tax asset	$—	$—

At December 31, 2009 and December 31, 2010, the Company had approximately $7,220,127 and $11,544,178, respectively, of net operating loss carryforwards. Due to our equity financing transactions, and other owner shifts as defined in Section 382 of the Internal Revenue Code of 1986, as amended, or the Code, we incurred "ownership changes" pursuant to the Code. Accordingly, our use of net operating loss carryforwards is limited. We are currently studying the impact of Section 382 on the future realization of our various tax attributes. Such losses expire in 2024 through 2030 as of December 31, 2010. The utilization of the carryforwards is dependent upon the Company's ability to generate sufficient taxable income during the carryforward period.

As of the date of adoption of ASC 740 and the years ended December 31, 2010, 2009 and 2008, the tax returns for 2008 through 2010 remain open to examination by the Internal Revenue Service and state tax authority.

Comprehensive Loss	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Comprehensive Loss [Abstract]
Comprehensive Loss
7.	Comprehensive Loss

For the nine months ended September 30, 2010 and 2011, there was no other comprehensive income or loss and, accordingly, a Statement of Comprehensive Loss has not been presented. Comprehensive income would normally include: foreign currency translation adjustments, a change in the market value of a futures contract that qualifies as a hedge of an asset reported at fair value, a net loss recognized as an additional pension liability not yet recognized as net periodic pension cost, and unrealized holding gains and losses on available-for-sale securities.

8. Comprehensive Loss

For the year ended December 31, 2010, there was no other comprehensive loss and accordingly a Statement of Other Comprehensive Loss has not been presented. Comprehensive income would normally include: foreign currency translation adjustments, a change in the market value of a futures contract that qualifies as a hedge of an asset reported at fair value, a net loss recognized as an additional pension liability not yet recognized as net periodic pension cost, and unrealized holding gains and losses on available-for-sale securities.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events

Increase in Authorized shares of Common Stock

On October 24, 2011, the Company's shareholders voted to increase the number of authorized shares of common stock from 74 million to 99 million.

Increase in Shares Reserved for Equity Incentive Plan

On October 24, 2011, the Company's shareholders voted to increase the number of authorized shares reserved for the Company's Equity Incentive Plan from 6 million to 8 million.

9. Subsequent Events

Private Placement

In February 2011, the Company raised $8,090,664 (before commissions and offering expenses) from the sale of 5,219,768 shares of common stock and warrants to purchase 2,609,898 shares of common stock at an exercise price of $2.25 per share, to various investors in a private placement. The warrants have a term of 60 months from the date of issuance. As a result of the Financing Transaction, the Company at the Closing issued to Summer Street Research Partners and Dawson James Securities, Inc. (collectively, the "Placement Agents"), who served as the placement agents for the Financing Transactions, warrants to purchase up to 208,791 shares of Common Stock (the "Placement Agent Warrants") on the same terms and conditions as the Investor Warrants and paid a commission of $566,345 to the Placement Agents as well as certain of their expenses.

Sponsored Research and Vaccine Production Agreement

In January 2011, the Company entered in to a Sponsored Research and Vaccine Production Agreement with the University of Pennsylvania extending our existing sponsored research agreement with that institution and providing certain manufacturing services for ICT-107 vaccine for use in our Phase II clinical trial.

Research Agreement

In January 2011, the Company amended the agreement with Averion to provide additional services in connection with our planned Phase II clinical study for our dendritic cell-based cancer vaccine product candidate for the treatment of glioblastoma for an additional cost of $469,807.